Net Loss Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Net Loss Per Share
Net Loss Per Share

13.Net Loss Per Share

Basis and diluted net loss per share attributable to common stockholders was calculated as follows (dollar amounts in thousands):

	For the Three Months Ended March 31,
	2025	2024
Numerator:
Net loss attributable to common stockholders	$(9,579)	$(4,202)

Denominator:
Weighted-average common shares outstanding, basic and diluted	19,203,089	19,181,898
Net loss per share attributable to common stockholders, basic and diluted	$(0.50)	$(0.22)

The Company’s potentially dilutive securities, which include stock options to purchase common stock and Preferred Stock, have been excluded from the computation of diluted net loss per share as the effect would be anti-dilutive. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same.

The following potentially dilutive securities have been excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:

	For the Three Months Ended March 31,
	2025	2024
Preferred stock (as converted to common stock)	29,555,538	29,555,538
Stock options to purchase common stock	5,415,213	5,455,629

The Company’s Convertible Notes are also potentially dilutive securities, with the amount of shares issued upon conversion to be determined based on the manner in which they are settled. As further discussed in Note 19, Subsequent Events, the Company’s Convertible Notes converted into 1,265,757 shares of Cara common stock upon closing of the Merger in April 2025.

In addition, upon the closing of the Merger, the Company’s Preferred Stock converted into 3,693,910 shares of Cara common stock. Refer to Note 19, Subsequent Events, for further information on the closing of the Merger.

13.Net Loss Per Share

Basis and diluted net loss per share attributable to common stockholders was calculated as follows (dollar amounts in thousands):

	For the Year Ended
	December 31,
	2024	2023
Numerator:
Net loss attributable to common stockholders	$(29,397)	$(17,347)

Denominator:
Weighted-average common shares outstanding, basic and diluted	19,193,932	19,134,096
Net loss per share attributable to common stockholders, basic and diluted	$(1.53)	$(0.91)

The Company’s potentially dilutive securities, which include stock options to purchase common stock and Preferred Stock, have been excluded from the computation of diluted net loss per share as the effect would be anti-dilutive. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same.

The following potentially dilutive securities have been excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:

	For the Year Ended
	December 31,
	2024	2023
Preferred stock (as converted to common stock)	29,555,538	29,555,538
Stock options to purchase common stock	5,435,629	5,509,379

The Company’s Convertible Notes are also potentially dilutive securities, with the amount of shares issued upon conversion to be determined based on the matter in which they are settled. Refer to Note 8, Convertible Notes, for further detail.